SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023 market
Property, Plant and Equipment [Line Items]
Useful life	25 years
Average years used in market price scrap per ton calculation	10 years
Number of recycling markets	2
Minimum
Property, Plant and Equipment [Line Items]
Standard payment terms, percent	90.00%
Days freight paid after completion of loading	3 days
Maximum
Property, Plant and Equipment [Line Items]
Standard payment terms, percent	95.00%
Days freight paid after completion of loading	5 days